Investments in subsidiaries (Subsidiaries acquired from business combinations not under common control) (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2019 SGD ($) shares		Dec. 31, 2019 USD ($) shares
Huaneng Weihai Power Generation Limited Liability Company ("Weihai Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,822,176,621
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Huaiyin Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 265,000,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huade County Daditaihong Wind Power Utilization Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 196,400,000
Business nature and scope of operations	Wind power development and utilisation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhanhua Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 190,000,000
Business nature and scope of operations	Production and sales of electricity and thermal energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Shandong Hualu Sea Transportation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Cargo transportation along domestic coastal areas, goods storage
Percentage of equity interest held, Interest	53.00%
Percentage of equity interest held, Voting	53.00%
Huaneng Qingdao Port Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 219,845,000
Business nature and scope of operations	Loading and conveying warehousing, conveying, water carriage materials supply
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Yunnan Diandong Energy Limited Liability Company ("Diandong Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 3,769,140,000
Business nature and scope of operations	Electricity projects investment, power generation and sales, coal exploitation and investment
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Yunnan Diandong Yuwang Energy Limited Company ("Diandong Yuwang") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,700,740,000
Business nature and scope of operations	Electricity projects investment, power generation and sales, coal exploitation and investment
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Luoyang Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Production and sales of electricity and heating
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Zhumadian Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 30,000,000
Business nature and scope of operations	Wind power generation, new energy development and utilisation
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
SinoSing Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held directly
Registered capital | $					$ 1,476,420,585
Business nature and scope of operations	Investment holding
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Tuas Power [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $			$ 1,433,550,000
Business nature and scope of operations	Investment holding
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Tuas Power Supply Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $			500,000
Business nature and scope of operations	Power sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TP Asset Management Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $			2
Business nature and scope of operations	Render of environment engineering services
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TPGS Green Energy Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	Held indirectly
Registered capital | $			$ 1,000,000
Business nature and scope of operations	Provision of utility services
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Shanxi Xiaoyi Economic Development Zone Huaneng Energy Service Co., Ltd. ("Shanxi Xiaoyi Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[1]
Type of interest held	Held indirectly	[1]
Registered capital	¥ 100,000,000	[1]
Business nature and scope of operations	Electricity sales, sales of raw coal and processed coal	[1]
Percentage of equity interest held, Interest	51.00%	[1]
Percentage of equity interest held, Voting	100.00%	[1]
Ruzhou Xuji Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 4,000,000
Business nature and scope of operations	Wind power and photovoltaic power generation
Percentage of equity interest held, Interest	95.00%
Percentage of equity interest held, Voting	100.00%
Hong Kong Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong	[2]
Type of interest held	Held indirectly	[2]
Registered capital | $					360,000,000	[2]
Business nature and scope of operations	Investment	[2]
Percentage of equity interest held, Interest	40.00%	[2]
Percentage of equity interest held, Voting	100.00%	[2]
Ruyi Pakistan Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan	[2]
Type of interest held	Held indirectly	[2]
Registered capital | $					$ 360,000,000	[2]
Business nature and scope of operations	Electric power production and sales	[2]
Percentage of equity interest held, Interest	40.00%	[2]
Percentage of equity interest held, Voting	100.00%	[2]
Shandong Huatai Electric Power Operation & Maintenance (Private) Co., Ltd.("Huatai Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan	[2]
Type of interest held	Held indirectly	[2]
Registered capital | shares	100,000	[2]	100,000	[2]	100,000	[2]
Business nature and scope of operations	Power generation operation and maintenance	[2]
Percentage of equity interest held, Interest	40.00%	[2]
Percentage of equity interest held, Voting	100.00%	[2]

[1]	In 2016, the Company accounted for the investment in Shanxi Xiaoyi Energy as a joint venture. On 15 February 2017, the Company entered into an agreement with other shareholder with 49% equity interests in Shanxi Xiaoyi Energy who agreed to vote the same in respect of significant financial and operating decisions made by the Company. As a result, the Company has control over Shanxi Xiaoyi Energy since February 2017.
[2]	These companies are subsidiaries of Shandong Power. The Group holds 80% interests in Shandong Power. Thus, the Group indirectly holds 80% interests in these companies through their parent company. Zhanhua New Energy, a wholly-owned subsidiary of Shandong Power, holds 58% equity interests in Zhanhua Photovoltaic Company. Thus, the Group indirectly holds 46.4% equity interests in Zhanhua Photovoltaic Company. Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. As a result, the Group indirectly holds 40% interests in Weishan New Energy and Helan New Energy. Shandong Power directly holds 72% interests in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 23.68% equity interests in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries: Huangtai Power, Linyi Power, Liaocheng Co-generation and Yunhe Power. Thus, the Group indirectly holds 76.55% interests in Shandong Maintenance Company and Shandong Fuel Company respectively. The Group directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interests in Rizhao Power. Thus, the Group holds 88.8% interests in Rizhao Power. Jiaxiang Power, Qufu Co-generation, Jining Co-generation are wholly-owned subsidiaries of Ruyi Coal Power. The Group indirectly holds 40% interests in Ruyi Coal Power, Jiaxiang Power, Qufu Co-generation and Jining Co-generation. In according to the voting in concert agreement entered into among the Shandong Power and other equity holders of Laiwu Power, Ruyi Coal Power, Rongcheng New Energy, Liaocheng Co-generation, the other equity holders agreed to vote the same in respect of significant financial and operating decisions made by the Shandong Power. As a result, the Group has control over these companies. According to the voting in concert agreement entered into between Hong Kong Investment and the other shareholder in December 2019, the other shareholder agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Investment. As a result, the Group has control over Hong Kong Energy and its subsidiaries including Huatai Power and Ruyi Pakistan Energy since 31 December 2019.